UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Large-Cap Growth Fund

Investor Class (TRGOX)

This semi-annual shareholder report contains important information about Large-Cap Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large-Cap Growth Fund - Investor Class	$35	0.70%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$20,497,660
Number of Portfolio Holdings	90
Table Summary

Portfolio Turnover Rate	26.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	51.3%
Communication Services	15.7
Health Care	10.4
Financials	10.4
Consumer Discretionary	5.5
Industrials & Business Services	5.2
Materials	0.6
Consumer Staples	0.2
Other	0.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	14.3%
Alphabet	10.5
Broadcom	5.5
Apple	4.6
Advanced Micro Devices	3.7
Microsoft	3.4
Mastercard	2.9
Meta Platforms	2.8
Eli Lilly	2.6
Block	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1232-053 8/26

Large-Cap Growth Fund

Investor Class (TRGOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Large-Cap Growth Fund

I Class (TRLGX)

This semi-annual shareholder report contains important information about Large-Cap Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large-Cap Growth Fund - I Class	$28	0.55%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$20,497,660
Number of Portfolio Holdings	90
Table Summary

Portfolio Turnover Rate	26.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	51.3%
Communication Services	15.7
Health Care	10.4
Financials	10.4
Consumer Discretionary	5.5
Industrials & Business Services	5.2
Materials	0.6
Consumer Staples	0.2
Other	0.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	14.3%
Alphabet	10.5
Broadcom	5.5
Apple	4.6
Advanced Micro Devices	3.7
Microsoft	3.4
Mastercard	2.9
Meta Platforms	2.8
Eli Lilly	2.6
Block	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F139-053 8/26

Large-Cap Growth Fund

I Class (TRLGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRGOX Large-Cap Growth Fund
–!
TRLGX Large-Cap Growth Fund–
.
I Class

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 84 .37 $ 81 .85 $ 65 .56 $ 45 .83 $ 73 .49 $ 61 .19
Investment
activities
Net investment
loss
(1)(2)
( 0 .13 ) ( 0 .23 ) ( 0 .17 ) ( 0 .10 ) ( 0 .13 ) ( 0 .26 )
Net realized and
unrealized gain/
loss 1 .60 14 .33 20 .49 21 .17 ( 25 .75 ) 14 .33
Total from
investment
activities 1 .47 14 .10 20 .32 21 .07 ( 25 .88 ) 14 .07
Distributions
Net realized gain — ( 11 .58 ) ( 4 .03 ) ( 1 .34 ) ( 1 .78 ) ( 1 .77 )
NET ASSET
VALUE
End of period $ 85 .84 $ 84 .37 $ 81 .85 $ 65 .56 $ 45 .83 $ 73 .49

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1 .74% 17 .45% 30 .79% 46 .02% ( 35 .28 ) % 22 .99%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .76%
(4)
0 .74% 0 .74% 0 .75% 0 .79% 0 .72%
Net expenses
after waivers/
payments by
Price Associates 0 .70%
(4)
0 .70% 0 .70% 0 .70% 0 .70% 0 .70%
Net investment
loss ( 0 .31 ) %
(4)
( 0 .26 ) % ( 0 .23 ) % ( 0 .18 ) % ( 0 .24 ) % ( 0 .37 ) %
Portfolio turnover
rate 26 .0% 27 .1% 16 .6% 15 .1% 18 .3% 18 .0%
Net assets, end
of period (in
thousands) $411,884 $508,907 $463,796 $359,470 $224,795 $400,858
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 84 .97 $ 82 .27 $ 65 .78 $ 45 .92 $ 73 .52 $ 61 .21
Investment
activities
Net investment
loss
(1)(2)
( 0 .07 ) ( 0 .10 ) ( 0 .06 ) ( 0 .02 ) ( 0 .05 ) ( 0 .16 )
Net realized and
unrealized gain/
loss 1 .61 14 .43 20 .58 21 .22 ( 25 .77 ) 14 .35
Total from
investment
activities 1 .54 14 .33 20 .52 21 .20 ( 25 .82 ) 14 .19
Distributions
Net realized gain — ( 11 .63 ) ( 4 .03 ) ( 1 .34 ) ( 1 .78 ) ( 1 .88 )
NET ASSET
VALUE
End of period $ 86 .51 $ 84 .97 $ 82 .27 $ 65 .78 $ 45 .92 $ 73 .52

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1 .81% 17 .65% 30 .99% 46 .21% ( 35 .18 ) % 23 .18%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .55%
(4)
0 .55% 0 .55% 0 .56% 0 .55% 0 .55%
Net expenses
after waivers/
payments by
Price Associates 0 .55%
(4)
0 .55% 0 .55% 0 .56% 0 .55% 0 .55%
Net investment
loss ( 0 .16 ) %
(4)
( 0 .11 ) % ( 0 .08 ) % ( 0 .04 ) % ( 0 .10 ) % ( 0 .22 ) %
Portfolio turnover
rate 26 .0% 27 .1% 16 .6% 15 .1% 18 .3% 18 .0%
Net assets, end of
period (in millions) $20,086 $21,604 $22,266 $18,627 $14,112 $24,371
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Large-Cap Growth Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.4%
COMMUNICATION SERVICES  15.7%
Diversified Telecommunication Services  0.5%
Space Exploration Technologies, Class A (1)(2) 562,130 96,045
96,045
Entertainment  1.8%
Netflix (2) 2,811,849 200,766
ROBLOX, Class A (2) 3,079,078 167,440
368,206
Interactive Media & Services  13.4%
Alphabet, Class A  6,030,207 2,155,015
Meta Platforms, Class A  1,034,101 582,499
2,737,514
Total Communication Services 3,201,765
CONSUMER DISCRETIONARY  4.6%
Broadline Retail  1.7%
Amazon.com (2) 687,056 163,753
MercadoLibre  (2) 113,659 192,924
356,677
Hotels, Restaurants & Leisure  2.9%
Booking Holdings  1,224,285 218,216
Chipotle Mexican Grill (2) 3,718,882 126,442
DoorDash , Class A (2) 1,371,511 253,085
597,743
Total Consumer Discretionary 954,420
CONSUMER STAPLES  0.2%
Food Products  0.2%
FHU U.S. Holdings, Acquisition Date: 10/14/25,
Cost $50,317 (2)(3)(4)(5) 11,291 50,317
Total Consumer Staples 50,317
FINANCIALS  9.6%
Capital Markets  1.1%
iCapital , Acquisition Date: 3/10/25 - 1/7/26, Cost $70,508 (2)(3)
(4) 5,036,379 85,619
Tradeweb Markets, Class A  1,446,009 144,109
229,728
Financial Services  8.5%
Adyen, ADR (2) 16,995,594 158,229
Block (2) 6,560,625 498,608

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Mastercard, Class A  1,142,812 586,948
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $17,445 (2)(3)(4) 696,358 43,871
Visa, Class A  1,348,382 462,616
1,750,272
Total Financials 1,980,000
HEALTH CARE  10.4%
Biotechnology  2.0%
Argenx , ADR (2) 211,419 196,148
Natera  (2) 800,499 217,296
413,444
Health Care Equipment & Supplies  3.0%
Intuitive Surgical (2) 840,207 334,134
Stryker  890,990 280,519
614,653
Health Care Providers & Services  1.4%
UnitedHealth Group  696,491 289,483
289,483
Life Sciences Tools & Services  1.4%
Danaher  500,324 95,302
Medpace Holdings (2) 376,363 199,318
294,620
Pharmaceuticals  2.6%
Eli Lilly  441,050 529,009
529,009
Total Health Care 2,141,209
INDUSTRIALS & BUSINESS SERVICES  4.6%
Aerospace & Defense  3.2%
Boeing (2) 624,349 135,153
HEICO  193,599 68,958
Howmet Aerospace  1,146,652 308,289
StandardAero (1)(2) 4,814,089 143,989
656,389
Electrical Equipment  0.8%
Vertiv Holdings, Class A  462,030 154,697
154,697

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery  0.6%
Ingersoll Rand (1) 1,493,708 122,469
122,469
Total Industrials & Business Services 933,555
INFORMATION TECHNOLOGY  49.7%
Communications Equipment  2.6%
Arista Networks (2) 2,188,750 371,825
Ciena  (2) 347,985 170,707
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $22,585 (2)(3)(4) 46,476 —
542,532
Electronic Equipment, Instruments & Components  2.5%
Amphenol, Class A  2,170,380 382,681
Fabrinet (2) 241,273 135,615
518,296
IT Services  1.5%
MongoDB (2) 367,313 123,380
Shopify, Class A (2) 923,099 105,399
Snowflake (2) 289,004 73,552
302,331
Semiconductors & Semiconductor Equipment  31.1%
Advanced Micro Devices (2) 1,316,777 764,929
ASML Holding  108,932 216,714
Broadcom  2,994,422 1,131,143
Entegris 1,324,948 238,305
Lattice Semiconductor (2) 1,764,419 269,886
Micron Technology  246,182 284,165
NVIDIA  14,628,443 2,927,005
Taiwan Semiconductor Manufacturing, ADR  686,813 328,001
Tower Semiconductor (2) 795,527 207,346
6,367,494
Software  7.4%
AppLovin , Class A (2) 230,368 118,693
Canva, Class A, Acquisition Date: 10/6/25 - 11/5/25,
Cost $24,263 (2)(3)(4) 14,739 22,056
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $34,224 (2)(3)(4) 20,080 30,048
Celonis , Acquisition Date: 6/17/21, Cost $9,559 (2)(3)(4) 25,851 3,104
Datadog, Class A (2) 758,346 197,443
HubSpot (2) 720,406 131,481
Intuit  364,375 95,102

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Microsoft  1,857,879 693,026
Samsara, Class A (1)(2) 6,562,820 212,832
Socure , Acquisition Date: 12/22/21, Cost $5,161 (2)(3)(4) 321,182 4,586
1,508,371
Technology Hardware, Storage & Peripherals  4.6%
Apple  3,258,306 942,823
942,823
Total Information Technology 10,181,847
Total Miscellaneous Common Stocks  2.6% (6) 534,620
Total Common Stocks (Cost $9,956,310) 19,977,733
CONVERTIBLE PREFERRED STOCKS  1.9%
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $38,324 (2)(3)(4) 630,376 38
Total Industrials & Business Services 38
INFORMATION TECHNOLOGY  1.3%
Software  1.3%
Anthropic, Series H-1, Acquisition Date: 5/28/26,
Cost $53,296 (2)(3)(4) 90,484 53,296
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,321 (2)(3)(4) 1,362 2,038
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $552 (2)(3)(4) 324 485
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $56 (2)(3)(4) 33 49
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $2 (2)(3)(4) 1 1
Celonis , Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $39,355 (2)(3)(4) 106,424 12,777
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $22,390 (2)(3)(4) 304,686 67,866
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $27,654 (2)(3)(4) 2,118,369 31,987
Nuro, Series D, Acquisition Date: 10/29/21, Cost $11,163 (2)(3)
(4) 535,481 8,188
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $8,062 (2)
(3)(4) 26,272 18,067
Rappi , Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $23,981 (2)(3)(4) 401,388 7,133
Rappi , Series F, Acquisition Date: 7/8/21, Cost $35,081 (2)(3)
(4) 544,536 10,003

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure , Series A, Acquisition Date: 12/22/21, Cost $6,272 (2)
(3)(4) 390,346 5,574
Socure , Series A-1, Acquisition Date: 12/22/21, Cost $5,148 (2)
(3)(4) 320,373 4,575
Socure , Series B, Acquisition Date: 12/22/21, Cost $93 (2)(3)(4) 5,796 83
Socure , Series E, Acquisition Date: 10/27/21, Cost $11,932 (2)
(3)(4) 742,561 10,604
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $16,210 (2)
(3)(4) 188,785 37,015
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $1,297 (2)
(3)(4) 14,135 2,796
Total Information Technology 272,537
MATERIALS  0.6%
Chemicals  0.3%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $23,334 (2)(3)(4) 492,252 23,170
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $8,205 (2)(3)(4) 171,891 8,091
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $16,932 (2)
(3)(4) 410,238 6,182
Sila Nano, Series G, Acquisition Date: 6/26/24,
Cost $17,517 (2)(3)(4) 1,066,996 14,010
51,453
Metals & Mining  0.3%
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $51,902 (2)(3)(4) 610,955 68,800
68,800
Total Materials 120,253
Total Convertible Preferred Stocks (Cost $421,079) 392,828
SHORT-TERM INVESTMENTS  1.0%
Money Market Funds  1.0%
T. Rowe Price Government Reserve Fund, 3.69% (7)(8) 195,521,902 195,522
Total Short-Term Investments (Cost $195,522) 195,522

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.66% (7)(8) 138,340,687 138,341
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 138,341
Total Securities Lending Collateral (Cost $138,341) 138,341
Total Investments in Securities
101.0% of Net Assets
(Cost $10,711,252) $ 20,704,424
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at June 30, 2026.
(2) Non-income producing
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $632,429 and represents 3.1% of net assets.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Large-Cap Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ — $ — $ 950
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ —# $ — $ 950+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 404,758  ¤  ¤ $ 195,522
T. Rowe Price Treasury
Reserve Fund, 3.66% 24,980  ¤  ¤ 138,341
Total $ 333,863^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $950 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $333,863.

T. ROWE PRICE Large-Cap Growth Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $10,711,252) $ 20,704,424
Receivable for shares sold 8,946
Dividends receivable 1,529
Other assets 532
Total assets 20,715,431
Liabilities
Obligation to return securities lending collateral 138,341
Payable for shares redeemed 57,011
Payable for investment securities purchased 12,508
Investment management fees payable 9,216
Due to affiliates 38
Payable to directors 11
Other liabilities 646
Total liabilities 217,771
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 20,497,660
Net Assets Consist of:
Total distributable earnings (loss) $ 14,400,234
Paid-in capital applicable to 236,975,390 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 6,097,426
NET ASSETS $ 20,497,660
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $411,884; Shares outstanding: 4,798,161) $ 85.84
I Class
(Net assets: $20,085,776; Shares outstanding:
232,177,229) $ 86.51

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend $ 39,804
Securities lending 69
Other 8
Total income 39,881
Expenses
Investment management 55,705
Shareholder servicing
Investor Class $ 468
I Class 104 572
Prospectus and shareholder reports
Investor Class 14
I Class 169 183
Custody and accounting 286
Registration 62
Directors 29
Legal and audit 25
Miscellaneous 32
Waived / paid by Price Associates (141)
Total expenses 56,753
Net investment loss (16,872)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 3,964,349
Change in net unrealized gain / loss on securities (3,637,311)
Net realized and unrealized gain / loss 327,038
INCREASE IN NET ASSETS FROM OPERATIONS $ 310,166

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (16,872) $ (25,576)
Net realized gain 3,964,349 4,267,651
Change in net unrealized gain / loss (3,637,311) (562,392)
Increase in net assets from operations 310,166 3,679,683
Distributions to shareholders
Net earnings
Investor Class – (62,506)
I Class – (2,735,395)
Decrease in net assets from distributions – (2,797,901)
Capital share transactions
*
Shares sold
Investor Class 66,785 219,142
I Class 1,971,946 2,203,063
Distributions reinvested
Investor Class – 62,293
I Class – 2,530,208
Shares redeemed
Investor Class (166,895) (245,361)
I Class (3,797,376) (6,268,048)
Decrease in net assets from capital share
transactions (1,925,540) (1,498,703)
Net Assets
Decrease during period (1,615,374) (616,921)
Beginning of period 22,113,034 22,729,955
End of period $ 20,497,660 $ 22,113,034
*Share information (000s)
Shares sold
Investor Class 818 2,496
I Class 23,845 25,878
Distributions reinvested
Investor Class – 750
I Class – 30,258
Shares redeemed
Investor Class (2,052) (2,881)
I Class (45,932) (72,513)
Decrease in shares outstanding (23,321) (16,012)

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Large-Cap Growth Fund
(the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies. The fund has two classes of shares: the Large-Cap Growth Fund (Investor Class)
and the Large-Cap Growth Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded

T. ROWE PRICE Large-Cap Growth Fund

on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the fund realized $780,717,000 of net gain on
$944,703,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s

T. ROWE PRICE Large-Cap Growth Fund

Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain

T. ROWE PRICE Large-Cap Growth Fund

markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Large-Cap Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2026, totaled $48,124,000 for the six months ended June 30, 2026.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 19,738,132 $ — $ 239,601 $ 19,977,733
Convertible Preferred Stocks — — 392,828 392,828
Short-Term Investments 195,522 — — 195,522
Securities Lending Collateral 138,341 — — 138,341
Total $ 20,071,995 $ — $ 632,429 $ 20,704,424
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
6/30/26
Investment in Securities
Common Stocks $ 197,215 $ 25,551 $ 16,835 $ 239,601
Convertible Preferred Stocks 316,960 22,573 53,295 392,828
Total $ 514,175 $ 48,124 $ 70,130 $ 632,429

T. ROWE PRICE Large-Cap Growth Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 239,601 Recent
comparable
transaction
price(s)
-# -# -# -#
Discount
for lack of
recoverability
-# -# -#
Market
comparable
Enterprise
value to sales
multiple
5.6x
- 9.6x
8.6x Increase
Sales growth
rate
17%
- 24%
24% Increase
Enterprise
value to gross
profit multiple
7.2x
- 12.3x
11.1x Increase
Gross profit
growth rate
17%
- 25%
25% Increase
Discount to
public company
multiples
13%
- 32%
23% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 392,828 Recent
comparable
transaction
price(s)
-# -# -# -#

T. ROWE PRICE Large-Cap Growth Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
company
valuation
-# -# -#
Discount for
uncertainty
20% 20% Decrease
Market
comparable
Premium for
liquidation
preference
-# -# -#
Probability
for potential
outcome
25%
- 50%
33% Increase
Enterprise
value to sales
multiple
2.0x
- 30.7x
11.6x Increase
Sales growth
rate
17%
- 111%
64% Increase
Enterprise
value to gross
profit multiple
7.2x
- 23.2x
18.7x Increase
Gross profit
growth rate
17%
- 45%
40% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Enterprise
value to
EBITDA
multiple
13.4x 13.4x Increase
Premium to
public company
multiples
46%
- 92%
60% Increase
Rate of return 29%
- 35%
32% Decrease

T. ROWE PRICE Large-Cap Growth Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount to
public company
multiples
13%
- 32%
23% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 4% - 5% 4% Increase
Volatility 53%
- 58%
55% Increase

T. ROWE PRICE Large-Cap Growth Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $138,530,000; the aggregate value of collateral was $141,034,000 and consisted of cash collateral and related investments of
$138,341,000 and U.S. government securities of $2,693,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $5,408,792,000 and
$6,641,660,000, respectively, for the six months ended June 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance

T. ROWE PRICE Large-Cap Growth Fund

with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $10,713,055,000. Net unrealized gain aggregated $9,991,369,000 at period-end, of which $10,623,080,000 related to appreciated investments and $631,711,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee that is the lesser of (1)
0.55% of the fund’s average daily net assets, and (2) a combined fee that consists of two components – an individual fund fee and a group fee. The individual fund fee is equal to 0.26% of the fund’s average daily net assets.
The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to
0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At June 30, 2026, the effective annual group fee rate was 0.28%. Price Associates has contractually agreed, at least through February 29, 2028, to waive a portion of its management fee so that an individual fund fee of 0.221% is applied to the fund’s average daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board.
Any fees waived under this agreement are not subject to reimbursement to
Price Associates by the fund. No management fees were waived under this arrangement for the six months ended June 30, 2026.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and

T. ROWE PRICE Large-Cap Growth Fund

may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Large-Cap Growth Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $542,000 remain subject to repayment by the fund at June 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $250,000 for T. Rowe Price Services, Inc.; and $102,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the
Investor
Class I Class
Expense limitation/I Class Limit 0.70% 0.05%
Expense limitation date 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $(141) $—

T. ROWE PRICE Large-Cap Growth Fund

public. Cash collateral from securities lending, if any, is invested in the T. Rowe
Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Large-Cap Growth Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Large-Cap Growth Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Large-Cap Growth Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Large-Cap Growth Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. In addition, the fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders. The fund is also subject to a contractual expense limitation under which the Adviser has agreed to waive a portion of the management fee it is entitled to receive from the fund to limit the fund’s overall management fee rate to 0.55% of the fund’s average daily net assets. Any fees waived under this management fee waiver agreement are not subject to reimbursement to the Adviser by the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Large-Cap Growth Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the fourth quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the third quintile
(Expense Group) and second quintile (Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the fourth quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense
Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Large-Cap Growth Fund

mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1232-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026